Transactions and Balances with Related Parties - Schedule of Balances Receivable from and Payable to Related Parties (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts receivable:
Total short term	$ 120,202	$ 108,183
Accounts receivable:
Total long term	648,281	648,281
Loans to related parties:
Total loans to related parties	1,260,290	1,169,930
Total, long-term	1,908,571	1,818,211
Accounts payable:
Total accounts payable	264,589	256,541
Loans from related parties:
Loans from related parties	3,175,742	2,498,714
Related party total	3,440,331	2,755,255
Industrias CH, S.A.B de C.V. [Member]
Accounts receivable:
Total short term	62,055	62,055
Accounts receivable:
Total long term	648,281	648,281
Loans to related parties:
Total loans to related parties	1,134,678	1,044,318
Cía. Laminadora Vista Hermosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	628	628
Operadora compañía Mexicana de Tubos, S.A. de C.V. [Member]
Accounts receivable:
Total short term	873	719
Compañía Manufacturera de Tubos, S.A. de C.V. [Member]
Accounts receivable:
Total short term		4
Cía. Tubos y Perfiles Monterrey, S.A. de C.V. [Member]
Accounts receivable:
Total short term	3,318	3,318
Operadora Perfiles Sigosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	4,784	4,108
Accounts payable:
Total accounts payable	9,662	2,800
Operadora Construalco, S.A. de C.V. [Member]
Accounts receivable:
Total short term	554	518
Aceros y Laminados Sigosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	1,638	1,638
Accounts payable:
Total accounts payable	4,171	4,143
Arrendadora Norte de Matamoros, S.A. de C.V. [Member]
Accounts receivable:
Total short term	1,294	1,294
Comercializadora SIGOSA, S.A. de C.V.[Member]
Accounts receivable:
Total short term		2,080
Joist del Golfo, S.A. de C.V. [Member]
Accounts receivable:
Total short term	2,347	2,582
Holding Protel, S.A. de C.V. [Member]
Accounts receivable:
Total short term	3	30
Aceros CH, S.A. de C.V. [Member]
Accounts receivable:
Total short term	214	172
Operadora Laminadora Vista Hermosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	3,573
Siderúrgicos del Golfo, S.A. de C.V. [Member]
Accounts receivable:
Total short term	213	332
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	31,822	4,125
Loans to related parties:
Total loans to related parties	125,612	125,612
Pytsa Industrial de Mexico. S.A. de C.V. [Member]
Accounts receivable:
Total short term		438
Ferrovisa, S.A. de C.V. [Member]
Accounts receivable:
Total short term		19,225
Accounts payable:
Total accounts payable	486	577
Acertam, S.A. de C.V. [Member]
Accounts receivable:
Total short term	785	785
Servicios Estructurales, S.A. de C.V. [Member]
Accounts receivable:
Total short term	5,512	3,241
Industrial Mexicana de Herramientas, S.A. de C.V. [Member]
Accounts receivable:
Total short term		739
Others [Member]
Accounts receivable:
Total short term	589	152
Accounts payable:
Total accounts payable	402	123
Industrias CH, S.A.B. de C.V. [Member]
Accounts payable:
Total accounts payable	214,671	214,671
Perfiles Comeciales Sigosa, S.A. de C.V. [Member]
Accounts payable:
Total accounts payable	6,914	3,802
Holding Protel, S.A. de C.V. [Member]
Accounts payable:
Total accounts payable	368	399
Compañia Laminadora Vista Hermosa, S.A. de C.V. [Member]
Accounts payable:
Total accounts payable	706	520
Operadora Pytsa Industrial, S.A. de C.V. [Member]
Accounts payable:
Total accounts payable	9,846	7,933
Compañía Industrial Mexicana, S.A. de C.V. [Member]
Accounts payable:
Total accounts payable	578	570
Compañia Manufacturera de Tubos, S.A. de C.V. [Member]
Accounts payable:
Total accounts payable	9,059	13,345
Operadora Compañia Mexicana de Tubos, S.A. de C.V. [Member]
Accounts payable:
Total accounts payable	6,975	6,924
Cía. Mexicana de Perfiles y Tubos, S.A. de C.V. [Member]
Accounts payable:
Total accounts payable	595	595
Industrias Procarsa, S.A. de C.V. [Member]
Accounts payable:
Total accounts payable	156	139
Operadora de Perfiles Sigosa, S.A. de C.V. [Member]
Loans from related parties:
Loans from related parties	$ 3,175,742	$ 2,498,714